Income Tax (Details) - Schedule of reconciliation of the federal income tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of reconciliation of the federal income tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Permanent Book/Tax Differences		(1.08%)
Non-deductible merger costs	(31.17%)
Change in valuation allowance	(3.05%)	(19.92%)
Income tax provision	(13.22%)